UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sound Energy Partners, Inc.

Address:  354 Pequot Avenue
          Southport, Connecticut 06890


13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Slavko Negulic
Title:    Chief Financial Officer
Phone:    (203) 254-4500


Signature, Place and Date of Signing:

/s/ Slavko Negulic          Southport, Connecticut           February 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

-------------------------------------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  74

Form 13F Information Table Value Total: $1,160,980
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                FORM 13F INFORMATION TABLE
                                                      December 31, 2006



COLUMN 1                        COLUMN  2        COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                TITLE                        VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP      (X$1000)  PRN AMT  PRN CALL   DISCRETION  MGRS    SOLE     SHARED   NONE
--------------                  --------         -----      --------  -------  --- ----   ----------  ----    ----     ------   ----
ACERGY S A                      SPONSORED ADR    00443E104     6854    359200  SH         SOLE        NONE     359200   0       0
ACTIVE POWER INC                COM              00504W100    13103   5001148  SH         SOLE        NONE    5001148   0       0
ARCH COAL INC                   COM              039380100     1321     44000  SH         SOLE        NONE      44000   0       0
ARENA RESOURCES INC             COM              040049108     1879     44000  SH         SOLE        NONE      44000   0       0
AVENTINE RENEWABLE E NERGY      COM              05356X403      683     29000  SH         SOLE        NONE      29000   0       0
CAMERON INTERNATIONAL CORP      COM              13342B105    33612    633600  SH         SOLE        NONE     633600   0       0
CANADIAN NAT RES LTD            COM              136385101    14622    274700  SH         SOLE        NONE     274700   0       0
CATALYTICA ENERGY SYS INC       COM              148884109      207    100067  SH         SOLE        NONE     100067   0       0
CF INDS HLDGS INC               COM              125269100      513     20000  SH         SOLE        NONE      20000   0       0
CHEVRON CORP NEW                COM              166764100    36765    500000  SH  PUT    SOLE        NONE     500000   0       0
CNX GAS CORP                    COM              12618H309     1624     63700  SH         SOLE        NONE      63700   0       0
COMPLETE PRODUCTION SERVICES    COM              20453E109     4388    207000  SH         SOLE        NONE     207000   0       0
DARLING INTL INC                COM              237266101      521     94500  SH         SOLE        NONE      94500   0       0
DENBURY RES INC                 COM NEW          247916208    11811    425000  SH         SOLE        NONE     425000   0       0
DEVON ENERGY CORP NEW           COM              25179M103    22807    340000  SH         SOLE        NONE     340000   0       0
DISTRIBUTED ENERGY SYS CORP     COM              25475V104     1915    531938  SH         SOLE        NONE     531938   0       0
DRESSER-RAND GROUP INC          COM              261608103     2447    100000  SH         SOLE        NONE     100000   0       0
DYNEGY INC                      CL A             26816Q101     5068    700000  SH         SOLE        NONE     700000   0       0
ENSCO INTL INC                  COM              26874Q100    35908    717300  SH         SOLE        NONE     717300   0       0
ENVIRONMENTAL PWR CORP          COM NEW          29406L201      305     34482  SH         SOLE        NONE      34482   0       0
EVERGREEN ENERGY INC            COM              30024B104    22578   2269100  SH         SOLE        NONE    2269100   0       0
EVERGREEN ENERGY INC            COM              30024B104      149     15000  SH  CALL   SOLE        NONE      15000   0       0
EVERGREEN ENERGY INC            COM              30024B104     7562    760000  SH  CALL   SOLE        NONE     760000   0       0
EVERGREEN ENERGY INC            COM              30024B104    12546   1260900  SH  CALL   SOLE        NONE    1260900   0       0
EVERGREEN ENERGY INC            COM              30024B104    40183   4038500  SH  CALL   SOLE        NONE    4038500   0       0
EVERGREEN ENERGY INC            COM              30024B104     1095    110000  SH  PUT    SOLE        NONE     110000   0       0
EXXON MOBIL CORP                COM              30231G102    11495    150000  SH  PUT    SOLE        NONE     150000   0       0
FRONTLINE LTD                   SHS              G3682E127     3198    100400  SH  PUT    SOLE        NONE     100400   0       0
FUEL SYS SOLUTIONS INC          COM              35952W103      839     38000  SH         SOLE        NONE      38000   0       0
FUELCELL ENERGY INC             COM              35952H106     6068    939303  SH         SOLE        NONE     939303   0       0
FUELCELL ENERGY INC             COM              35952H106      646    100000  SH  CALL   SOLE        NONE     100000   0       0
GLOBAL INDS LTD                 COM              379336100     9132    700314  SH         SOLE        NONE     700314   0       0
GLOBALSANTAFE CORP              SHS              G3930E101    42418    721637  SH         SOLE        NONE     721637   0       0
GRANT PRIDECO INC COM STK       COM              38821G101    12134    305100  SH         SOLE        NONE     305100   0       0
HALLIBURTON CO                  COM              406216101    30951    996800  SH         SOLE        NONE     996800   0       0
HALLIBURTON CO                  COM              406216101    24840    800000  SH  PUT    SOLE        NONE     800000   0       0
HESS CORP                       COM              42809H107    37178    750000  SH         SOLE        NONE     750000   0       0
HYDROGENICS CORP                COM              448882100      502    395270  SH         SOLE        NONE     395270   0       0
INTEROIL CORP                   COM              460951106    20179    666200  SH         SOLE        NONE     666200   0       0
ISHARES RE                      RUSSELL 2000     464287655     5618     72000  SH  PUT    SOLE        NONE      72000   0       0
MAXWELL TECHNOLOGIES INC        COM              577767106      548     39300  SH  PUT    SOLE        NONE      39300   0       0
MAXWELL TECHNOLOGIES INC        COM              577767106      512     36700  SH  PUT    SOLE        NONE      36700   0       0
MCDERMOTT INTL INC              COM              580037109     9007    177100  SH         SOLE        NONE     177100   0       0
MIRANT CORP NEW                 COM              60467R100     5059    160251  SH         SOLE        NONE     160251   0       0
MIRANT CORP NEW                 W EXP 01/03/201  60467R118     7910    599261  SH         SOLE        NONE     599261   0       0
NATIONAL-OILWELL VARCO INC      COM              637071101    31222    510332  SH         SOLE        NONE     510332   0       0
NOBLE CORPORATION               SHS              G65422100    11164    146600  SH         SOLE        NONE     146600   0       0
OCCIDENTAL PETE CORP DEL        COM              674599105    16030    328292  SH         SOLE        NONE     328292   0       0
OIL SVC HOLDRS TR               DEPOSITRY RCPT   678002106   104675    749500  SH  PUT    SOLE        NONE     749500   0       0
OIL SVC HOLDRS TR               DEPOSITRY RCPT   678002106    41898    300000  SH  PUT    SOLE        NONE     300000   0       0
OVERSEAS SHIPHOLDING GROUP      COM              690368105     2308     41000  SH  PUT    SOLE        NONE      41000   0       0
PARTICLE DRILLING TECHNOLOGI    COM              70212G101     1978    449532  SH         SOLE        NONE     449532   0       0
PRIDE INTL INC DEL              COM              74153Q102    14339    477791  SH         SOLE        NONE     477791   0       0
QUANTA SVCS INC                 COM              74762E102     1967    100000  SH         SOLE        NONE     100000   0       0
RANGE RES CORP                  COM              75281A109     5147    187450  SH         SOLE        NONE     187450   0       0
ROWAN COS INC                   COM              779382100    44687   1346000  SH         SOLE        NONE    1346000   0       0
SPDR TR                         UNIT SER 1       78462F103   122501    865000  SH  PUT    SOLE        NONE     865000   0       0
SCHLUMBERGER LTD                COM              806857108    31106    492500  SH         SOLE        NONE     492500   0       0
SMITH INTL INC                  COM              832110100    17249    420000  SH  PUT    SOLE        NONE     420000   0       0
ST MARY LD & EXPL CO            COM              792228108     7736    210000  SH         SOLE        NONE     210000   0       0
SUNCOR ENERGY INC               COM              867229106    23397    296500  SH         SOLE        NONE     296500   0       0
SUNPOWER CORP                   COM CL A         867652109     2230     60000  SH  PUT    SOLE        NONE      60000   0       0
SUNTECH PWR HLDGS CO LTD        ADR              86800C104      343     10087  SH         SOLE        NONE      10087   0       0
TALISMAN ENERGY INC             COM              87425E103    20388   1200000  SH         SOLE        NONE    1200000   0       0
TERRA INDS INC                  COM              880915103     4145    346000  SH         SOLE        NONE     346000   0       0
TETON ENERGY CORP               COM              881628101     3264    654100  SH         SOLE        NONE     654100   0       0
TODCO                           COM              88889T107    33258    973300  SH         SOLE        NONE     973300   0       0
TRANSOCEAN INC                  ORD              G90078109    44037    544400  SH         SOLE        NONE     544400   0       0
ULTRALIFE BATTERIES INC         COM              903899102     1550    140800  SH         SOLE        NONE     140800   0       0
UNITED STATES OIL FUND LP       UNITS            91232N108    10320    200000  SH         SOLE        NONE     200000   0       0
US BIOENERGY CORP               COM              90342V109     1270     74700  SH         SOLE        NONE      74700   0       0
VALERO ENERGY CORP NEW          COM              91913Y100     8175    159800  SH         SOLE        NONE     159800   0       0
WEATHERFORD INTERNATIONAL LT    COM              G95089101    22111    529100  SH         SOLE        NONE     529100   0       0
XTO ENERGY INC                  COM              98385X106    23785    505533  SH         SOLE        NONE     505533   0       0



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